EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Pension and postretirement benefit plans obligations and fair value of plan assets
Obligations and Funded Status - The following tables set forth our pension and postretirement benefit plans benefit obligations and fair value of plan assets for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2013	2012	2013	2012
Change in Benefit Obligation	(Thousands of dollars)
Benefit obligation, beginning of period	$383,979	$366,743	$56,843	$54,348
Service cost	6,127	5,633	458	414
Interest cost	15,626	17,205	1,164	1,158
Plan participants’ contributions	—	—	730	1,112
Actuarial loss (gain)	(32,120)	27,153	(5,833)	3,873
Benefits paid	(12,034)	(32,755)	(3,130)	(4,062)
Benefit obligation, end of period	361,578	383,979	50,232	56,843

Change in Plan Assets
Fair value of plan assets, beginning of period	243,525	218,400	24,147	19,958
Actual return on plan assets	43,445	21,948	4,481	2,341
Employer contributions	—	35,932	147	2,038
Benefits paid	(12,034)	(32,755)	(149)	(190)
Fair value of assets, end of period	274,936	243,525	28,626	24,147
Balance at December 31	$(86,642)	$(140,454)	$(21,606)	$(32,696)

Current liabilities	$(4,645)	$(3,991)	$—	$—
Noncurrent liabilities	(81,997)	(136,463)	(21,606)	(32,696)
Balance at December 31	$(86,642)	$(140,454)	$(21,606)	$(32,696)

Components of net periodic benefit cost for pension and postretirement benefit plans
Components of Net Periodic Benefit Cost - The following tables set forth the components of net periodic benefit cost for our pension and postretirement benefit plans for our continuing operations for the periods indicated:

	Pension Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Components of net periodic benefit cost
Service cost	$6,127	$5,633	$5,100
Interest cost	15,626	17,205	16,303
Expected return on assets	(19,874)	(20,595)	(17,747)
Amortization of unrecognized prior service cost	239	252	280
Amortization of net loss	19,016	14,403	10,373
Net periodic benefit cost	$21,134	$16,898	$14,309

	Postretirement Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Components of net periodic benefit cost
Service cost	$458	$414	$733
Interest cost	1,164	1,158	2,298
Expected return on assets	(1,218)	(891)	(1,510)
Amortization of unrecognized net asset at adoption	49	169	169
Amortization of unrecognized prior service cost	(1,799)	(2,493)	(970)
Amortization of net loss	2,391	2,975	2,095
Net periodic benefit cost	$1,045	$1,332	$2,815

Amounts recognized in other comprehensive income (loss)
Other Comprehensive Income (Loss) - The following tables set forth the amounts recognized in other comprehensive income (loss) related to our pension benefits and postretirement benefits for our continuing operations for the periods indicated:

	Pension Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Net gain (loss) arising during the period	$51,874	$(29,625)	$(50,476)
Amortization of prior service credit	239	252	280
Amortization of loss	19,016	14,403	10,373
Deferred income taxes	(28,452)	5,988	15,929
Total recognized in other comprehensive income (loss)	$42,677	$(8,982)	$(23,894)

	Postretirement Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Net gain (loss) arising during the period	$9,096	$(2,423)	$(11,581)
Amortization of transition obligation	49	169	169
Amortization of prior service cost	(1,799)	(2,493)	(970)
Amortization of loss	2,391	2,975	2,095
Plan amendment	—	—	11,996
Deferred income taxes	(3,895)	709	(684)
Total recognized in other comprehensive income (loss)	$5,842	$(1,063)	$1,025

Amounts in accumulated other comprehensive income (loss)
The table below sets forth the amounts in accumulated other comprehensive income (loss) that had not yet been recognized as components of net periodic benefit expense for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2013	2012	2013	2012
	(Thousands of dollars)
Transition obligation	$—	$—	$—	$(49)
Prior service credit (cost)	(287)	(526)	8,535	10,334
Accumulated loss	(122,770)	(193,660)	(10,012)	(21,498)
Accumulated other comprehensive loss	(123,057)	(194,186)	(1,477)	(11,213)
Deferred income taxes	49,223	77,674	591	4,485
Accumulated other comprehensive loss, net of tax	$(73,834)	$(116,512)	$(886)	$(6,728)

Amounts in either accumulated comprehensive income (loss) or regulatory assets expected to be recognized as components of net periodic benefit expense
The following table sets forth the amounts recognized in accumulated comprehensive income (loss) expected to be recognized as components of net periodic benefit expense for our continuing operations in the next fiscal year:

	Pension Benefits	Postretirement Benefits
Amounts to be recognized in 2014	(Thousands of dollars)
Prior service credit (cost)	$193	$(1,662)
Net loss	$15,021	$833

Weighted-average assumptions used to determine benefit obligations and net periodic benefit costs
Actuarial Assumptions - The following table sets forth the weighted-average assumptions used to determine benefit obligations for pension and postretirement benefits for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2013	2012	2013	2012
Discount rate	5.25%	4.25%	5.00%	4.00%
Compensation increase rate	3.20%	3.50%	3.20%	3.50%

The following table sets forth the weighted-average assumptions used to determine net periodic benefit costs for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Discount rate - pension plans	4.25%	5.00%	5.50%
Discount rate - postretirement plans	4.00%	5.00%	5.50%
Expected long-term return on plan assets	8.25%	8.25%	8.25%
Compensation increase rate	3.50%	3.80%	3.90%

Assumed health care cost trend rates
Health Care Cost Trend Rates - The following table sets forth the assumed health care cost-trend rates for the periods indicated:

	2013	2012
Health care cost-trend rate assumed for next year	4.0% - 8.25%	4.0% - 9.0%
Rate to which the cost-trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2022	2022

Effects of a one percentage point change in assumed health care costs trend rates
Assumed health care cost-trend rates have an impact on the amounts reported for our health care plans.  A one percentage point change in assumed health care cost-trend rates would have the following effects on our continuing operations:

	One Percentage Point Increase	One Percentage Point Decrease
	(Thousands of dollars)
Effect on total of service and interest cost	$113	$(102)
Effect on postretirement benefit obligation	$2,632	$(2,493)

Schedule of allocation of plan assets
Plan Assets - Our investment strategy is to invest plan assets in accordance with sound investment practices that emphasize long-term fundamentals.  The goal of this strategy is to maximize investment returns while managing risk in order to meet the plan’s current and projected financial obligations.  The plan’s investments include a diverse blend of various domestic and international equities, investments in various classes of debt securities, insurance contracts and venture capital.  The target allocation for the assets of our pension plan is as follows:

U.S. large-cap equities	37%
Aggregate bonds	24%
Developed foreign large-cap equities	10%
Alternative investments	8%
Mid-cap equities	6%
Emerging markets equities	5%
Small-cap equities	4%
High-yield bonds	3%
Developed foreign bonds	2%
Emerging market bonds	1%
Total	100%

As part of our risk management for the plans, minimums and maximums have been set for each of the asset classes listed above. All investment managers for the plan are subject to certain restrictions on the securities they purchase and, with the exception of indexing purposes, are prohibited from owning our stock.

The following tables set forth our pension benefits and postretirement benefits plan assets by fair value category for our continuing operations as of the measurement date:

	Pension Benefits
	December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$178,329	$15,809	$—	$194,138
Government obligations	—	29,160	—	29,160
Corporate obligations (b)	—	25,005	—	25,005
Cash and money market funds (c)	7,258	—	—	7,258
Other investments (d)	—	—	19,375	19,375
Total assets	$185,587	$69,974	$19,375	$274,936
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category is primarily money market funds.
(d) - This category represents alternative investments.

	Pension Benefits
	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$142,594	$16,126	$—	$158,720
Government obligations	—	30,791	—	30,791
Corporate obligations (b)	—	27,405	—	27,405
Cash and money market funds (c)	8,767	—	—	8,767
Other investments (d)	—	—	17,842	17,842
Total assets	$151,361	$74,322	$17,842	$243,525
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category is primarily money market funds.
(d) - This category represents alternative investments.

	Postretirement Benefits
	December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,464	$—	$—	$1,464
Cash and money market funds (b)	1,300	—	—	1,300
Insurance and group annuity contracts	—	25,862	—	25,862
Total assets	$2,764	$25,862	$—	$28,626
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category is primarily money market funds.

	Postretirement Benefits
	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,199	$—	$—	$1,199
Cash and money market funds (b)	875	—	—	875
Insurance and group annuity contracts	—	22,073	—	22,073
Total assets	$2,074	$22,073	$—	$24,147
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents money market funds.

Reconciliation of Level 3 fair value measurements of pension plan
The following tables set forth the reconciliation of Level 3 fair value measurements of our pension plan for our continuing operations for the periods indicated:

	Pension Benefits
	Years Ended December 31,
	2013	2012
	(Thousands of dollars)
Fair value of plan assets at beginning of period	$17,842	$18,122
Net realized and unrealized gains (losses)	1,533	(280)
Fair value of plan assets at end of period	$19,375	$17,842

Pension benefits and postretirement benefit payments expected to be paid
The following table sets forth the pension benefits and postretirement benefits payments expected to be paid in 2014-2023 for our continuing operations:

	Pension Benefits	Postretirement Benefits
Benefits to be paid in:	(Thousands of dollars)
2014	$13,186	$2,763
2015	$13,505	$2,913
2016	$13,958	$3,084
2017	$14,418	$3,246
2018	$14,921	$3,379
2019 through 2023	$82,222	$18,079